Summary of Significant Components of Current and Deferred Taxes (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Tax Rate Reconciliation [Line Items]
Recoverable taxes	R$ 853,251	R$ 1,123,510		R$ 1,542,169
Other temporary differences	5,403,499	8,854,946	[1]	8,849,961	[1]
Tax loss carryforwards	15,640,294	5,752,241	[2]	4,956,994	[2]
Total deferred taxes assets	21,043,793	14,607,187		13,806,955		R$ 11,357,662
Other intangibles	(2,273,867)	(2,428,128)		(2,707,265)
Pension plan assets	(350,027)	(333,899)		(316,060)		(299,574)
Other temporary diferences	(1,131,919)	(1,073,293)	[3]	(1,324,904)	[3]	(914,086)
Total deferred tax liabilities	(3,755,813)	(3,835,320)		(4,348,229)		(4,261,492)
Valuation allowance	(17,887,715)	(11,269,242)	[1]	(10,134,731)	[1]	R$ (6,239,713)
Total deferred taxes, net	(599,735)	(497,375)		(676,005)
Imposto de Renda de Pessoa Juridica (IRPJ)
Income Tax Rate Reconciliation [Line Items]
Recoverable taxes	494,754	565,725	[4]	390,809	[4]
Corporation Taxes
Income Tax Rate Reconciliation [Line Items]
Recoverable taxes	132,159	135,348	[4]	168,133	[4]
IRRF/CSLL-withholding income taxes
Income Tax Rate Reconciliation [Line Items]
Recoverable taxes	R$ 226,338	R$ 422,437	[5]	R$ 983,227	[5]

[1]	For the year ended December 31, 2017, total valuation allowance increased from R$10,134,731 (6,239,713 in 2015) to R$11,269,242, reflecting a net change in the valuation allowance totaling R$1,134,511 recognized for the companies that, as of December 31, 2017, do not expect to generate sufficient future taxable profits, based on consistent assumptions and timing used in the analysis of the potential impairment of long-lived assets and goodwill, against which tax assets could be offset. Most of deferred tax assets have been reduced by a valuation allowance to the amount supported by reversing taxable temporary difference. The deferred tax assets not offset by valuation allowance are dependent upon the generation of future pretax income in certain tax-paying components in Brazil that have a history of profitability and an expectation of continued profitability. Management believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets that are not subject to the valuation allowance. However, deferred income tax assets can be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.
[2]	The tax loss carryfowards of approximately R$16,918,355 corresponding to R$5,752,241 million of deferred tax assets, do not expire, and may be carried forward indefinitely. The Company can offset their tax loss carryforwards against taxable income up to a limit of 30% per year, pursuant to the prevailing tax law.
[3]	Refer mainly the tax effects of foreign exchange liabilities, inflation adjustments of judicial deposits and tax incentives.
[4]	(i) Refer mainly to prepaid income tax and social contribution that will be offset against federal taxes payable in the future.
[5]	(ii) Refer to withholding income tax (IRRF) credits on cash investments, derivatives, intragroup loans, government entities, and other amounts that are used as deductions from income tax payable for the years, and social contribution withheld at source on services provided to government agencies.